Revenue (Details) - Schedule of revenue - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Total	$ 63,751,093	$ 74,525,434
Installation and maintenance [Member]
Disaggregation of Revenue [Line Items]
Total	37,531,466	48,164,931
Sales of household appliance accessories [Member]
Disaggregation of Revenue [Line Items]
Total	2,486,496	3,381,304
Housekeeping [Member]
Disaggregation of Revenue [Line Items]
Total	16,340,910	16,792,722
Senior care services [Member]
Disaggregation of Revenue [Line Items]
Total	5,259,977	4,710,645
Sales of E-watch [Member]
Disaggregation of Revenue [Line Items]
Total	$ 2,132,244	1,328,169
Sublease [Member]
Disaggregation of Revenue [Line Items]
Total		$ 147,663